Consolidated Statement of Changes in Equity - EUR (€) € in Millions	Total	Share capital [member]	Share premium [member]	Re-measurement [member]	Reserve of cash flow hedges and net investment hedges [member]	Foreign currency translation reserve [member]	Other reserves [member]	Retained losses [member]	Total Equity holders of Constellium [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2015	€ (540)	€ 2	€ 162	€ (133)		€ 6	€ 11	€ (599)	€ (551)	€ 11
Net income / (loss)	(4)							(4)	(4)
Other comprehensive income / (loss)	(30)			(18)	€ (18)	6			(30)
Total comprehensive income / (loss)	(34)			(18)	(18)	6		(4)	(34)
Transactions with equity holders Share-based compensation	6						6		6
Transactions with non-controlling interests	(2)									(2)
Ending balance at Dec. 31, 2016	(570)	2	162	(151)	(18)	12	17	(603)	(579)	9
Net income / (loss)	(31)							(31)	(31)
Other comprehensive income / (loss)	15			4	31	(19)			16	(1)
Total comprehensive income / (loss)	(16)			4	31	(19)		(31)	(15)	(1)
Share issuance	259	1	258						259
Transactions with equity holders Share-based compensation	8						8		8
Ending balance (Restated [member]) at Dec. 31, 2017	(321)	3	420	(147)	13	(7)	25	(636)	(329)	8
Ending balance at Dec. 31, 2017	(319)	3	420	(147)	13	(7)	25	(634)	(327)	8
Change in accounting policies ending balance at Dec. 31,2018 | Change in accounting policies [member]	(2)							(2)	(2)
Net income / (loss)	190							188	188	2
Other comprehensive income / (loss)	7			18	(21)	10			7
Total comprehensive income / (loss)	197			18	(21)	10		188	195	2
Share issuance		0	0
Transactions with equity holders Share-based compensation	12						12		12
Transactions with non-controlling interests	(2)									(2)
Ending balance at Dec. 31, 2018	€ (114)	€ 3	€ 420	€ (129)	€ (8)	€ 3	€ 37	€ (448)	€ (122)	€ 8